Accounts Payable And Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Detail Of Accounts Payable And Accrued Liabilities

	June 30, 2017	December 31, 2016
	(in thousands)
Capital expenditures	$57,268	$15,155
Revenues and royalties payable	20,559	12,187
Operating expenses/taxes	18,193	17,499
Interest	2,334	2,627
Compensation	3,208	5,302
Derivative settlement payable	208	1,126
Other	631	1,164

Total accrued liabilities	102,401	55,060
Accounts payable	27,824	29,174

Accounts payable and accrued liabilities	$130,225	$84,234

	December 31, 2016	December 31, 2015
	(in thousands)
Capital expenditures	$15,155	$10,780
Revenues and royalties payable	12,187	5,082
Operating expenses/taxes	17,499	17,955
Interest	2,627	9,919
Compensation	5,302	5,434
Derivatives settlement payable	1,126	11,149
Other	1,164	1,201

Total accrued liabilities	55,060	61,520
Accounts payable	29,174	21,101

Accounts payable and accrued liabilities	$84,234	$82,621